BBH FUND, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                  March 6, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: BBH FUND, INC. (the "Registrant")
            BBH Inflation-Indexed Securities Fund
            BBH International Equity Fund
            BBH Tax-Efficient Equity Fund
           1933 Act File No. 33-48605
           1940 Act File No. 811-06139


Dear Sir or Madam:

            Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 55 on March 2, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-8260.


                                                Very truly yours,



                                                /s/ Gail C. Jones
                                                Gail C. Jones
                                                Secretary